SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Translations of amounts from RMB into US$	6.5342	6.9370
Average translation of amounts from RMB into US$	6.7547	6.6401	6.2284
Minimum
Payment term to corporate and institutional clients	5 days
Maximum
Payment term to corporate and institutional clients	120 days
Parent company
Certificated Exchange Rate for Convenience of Readers	6.5063